Annual Fund Operating Expenses	Apr. 29, 2026	[1]
U.S. Equities 15% Structured Buffer ETF - May Series | U.S. Equities 15% Structured Buffer ETF - May Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
U.S. Equities 15% Structured Buffer ETF - June Series | U.S. Equities 15% Structured Buffer ETF - June Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
U.S. Equities 15% Structured Buffer ETF - July Series | U.S. Equities 15% Structured Buffer ETF - July Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
U.S. Equities 15% Structured Buffer ETF - August Series | U.S. Equities 15% Structured Buffer ETF - August Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
U.S. Equities 10% Structured Buffer ETF - May Series | U.S. Equities 10% Structured Buffer ETF - May Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
U.S. Equities 10% Structured Buffer ETF - June Series | U.S. Equities 10% Structured Buffer ETF - June Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
U.S. Equities 10% Structured Buffer ETF - July Series | U.S. Equities 10% Structured Buffer ETF - July Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
U.S. Equities 10% Structured Buffer ETF - August Series | U.S. Equities 10% Structured Buffer ETF - August Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - May Series | Corgi Growth & Technology 15% Structured Buffer ETF - May Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - June Series | Corgi Growth & Technology 15% Structured Buffer ETF - June Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - July Series | Corgi Growth & Technology 15% Structured Buffer ETF - July Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - August Series | Corgi Growth & Technology 15% Structured Buffer ETF - August Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%

[1]	Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund’s average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days’ prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.